Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Summary of Significant Accounting Policies
Summary of reconciliation cash and cash equivalents and restricted cash per the balance sheet to the statement of cash flows

The following table reconciles cash and cash equivalents and restricted cash per the balance sheet to the statement of cash flows (in thousands):

	September 30,	December 31,
	2019	2018
Cash and cash equivalents	$9,935	$135,173
Restricted cash (including $3,750 in other assets)	5,039	460
Total	$14,974	$135,633

The following table reconciles cash and cash equivalents and restricted cash per the balance sheet to the statement of cash flows (in thousands):

	December 31,
	2018	2017
Cash and cash equivalents	$135,173	$8,427
Restricted cash	460	860
Total	$135,633	$9,287